Equity Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($)					1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 20, 2024	Oct. 20, 2024	Jun. 20, 2024	May 11, 2023	Nov. 30, 2024	Oct. 31, 2015	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Common stock, shares authorized							450,000,000		450,000,000
Preferred stock, shares authorized							50,000,000		50,000,000
Shares redemption, value								$ (2,500,000)
Payment for redemption of shares in cash								2,500,000
Common stock, shares issued							10,485,865		10,553,399
Common stock, shares outstanding							10,485,865		10,553,399
Compensation cost							$ 142,000	17,000
Restricted Stock [Member]
Total unrecognized cost							$ 112,000		$ 254,000
Weighted-average period for the non-vested awards							5 months		11 months
Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Shares issued				55,000
Fair value of common shares issued				$ 201
Equity Incentive Plan [Member]
Awards granted expiration term						10 years
Description of terms of awards						Under the terms of the EIP, the Company’s Board is able to grant, (a) non-qualified stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units, (e) unrestricted stock grants, (f) other equity-based or equity-related awards and (g) dividend equivalents. No award may be granted under the EIP after the tenth anniversary of the date the EIP was adopted by our Board.
Equity Incentive Plan [Member] | Employees, Officers and Directors [Member]
Shares issued	72,500				72,500
Fair value of common shares issued					$ 301
Common Stock [Member]
Shares redemption, value
Reduction in fully-diluted common shares			446,429
Warrant [Member]
Warrants outstanding							1,592,465		1,592,465
Warrant exercise price per share							$ 5.60		$ 5.60
Non-tradeable Warrant [Member]
Warrant exercise price per share							$ 5.60		$ 8.75
Warrant issued to purchase shares of common stock							1,986		107,143
Series A Convertible Preferred Shares [Member]
Preferred stock, shares authorized							1,000,000		1,000,000
Preferred stock, shares outstanding			303,631
Number of common shares issuable upon conversion			1,355,496
Payment for redemption of shares in cash		$ 7,600,000
Series A Convertible Preferred Stock [Member]
Shares redemption, value			$ 2,500,000
Shares redemption, shares			100,000
Shares redemption, cancelled			100,000
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Shares redemption, value
Shares redemption, shares								(100,000)
Preferred stock liquidation Preference		$ 25